Fees Summary	Apr. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,366,000
Previously Paid Amount	0.00
Total Fee Amount	188.64
Total Offset Amount	0.00
Net Fee	188.64
Narrative - Max Aggregate Offering Price	$ 1,366,000
Final Prospectus	true